Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting
Schedule of details of net sales by groups of products

Details of sales by groups of products for 2021, 2020 and 2019 are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Bioscience
Haemoderivatives	3,814,983	4,242,502	3,993,462
Diagnostic
Transfusional medicine	712,238	714,164	680,766
Other diagnostic	23,625	27,630	19,937
Hospital
Fluid therapy and nutrition	46,670	41,359	47,677
Hospital supplies	70,217	58,303	67,489
Bio supplies	225,765	224,090	266,540
Others	39,620	31,990	22,820

Total	4,933,118	5,340,038	5,098,691